Supplement dated September 16, 2011
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, and July 20, 2011)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

Effective March 1, 2012, delete references to “International Value Fund I” or “International Value I” and substitute “Overseas Fund” or “Overseas” respectively except for the reference to “International Value I” in the third paragraph from the bottom of page 7. Effective March 1, 2012, in the third paragraph from the bottom of page 7 (Description of the Funds’ Investments and Risks - Non-Fundamental Restrictions), delete the first sentence and substitute: Each Fund (except the California Municipal, Diversified International, Global Diversified Income, Income, Inflation Protection, International Emerging Markets, International Growth, Principal Capital Appreciation, Short-Term Income and Tax-Exempt Bond Funds) has also adopted the non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Management Information

In the table on page 34, in the row for Richard W. Gilbert, delete “Member Executive Committee.” In the row for Mark A. Grimmett, add “Member Executive Committee” under the “Position(s) Held with Fund” column.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

On or about October 7, 2011, on page 85 add the following:

Sub-Advisor: Guggenheim Partners Asset Management, LLC (“Guggenheim Partners”) is an investment adviser and is controlled by GPAM Holdings, LLC and Guggenheim Manager, Inc., which are subsidiaries of the ultimate parent company, Guggenheim Capital, LLC.

Fund(s): a portion of the assets of Global Diversified Income

On or about September 12, 2011, on page 85, delete the references to Invesco Advisers, Inc.

On or about September 12, 2011, on page 86, in the section for Principal Global Investors, LLC, add the following to the list of Funds: California Municipal and Tax-Exempt Bond.

On or about October 7, 2011, on page 88 add the following:

Sub-Advisor: W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management) is a professional investment management firm registered with the SEC. The firm was established in 1961 and offers investment management services for institutions including corporations, foundations, endowments, government entities and high net worth individuals.

Fund(s): a portion of the assets of Global Diversified Income

Effective November 1, 2011, on page 89, delete the management fee schedules for International Emerging Markets, International I, LargeCap Growth II, LargeCap Value, MidCap Blend, MidCap Value I, and Real Estate Securities Funds and substitute:

	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
Fund	million	million	million	million	billion	billion
International Emerging Markets	1.20%	1.18%	1.16%	1.15%	1.14%	1.13%
International I	0.97	0.95	0.93	0.92	0.91	0.90
LargeCap Growth II	0.89	0.87	0.85	0.84	0.83	0.82
LargeCap Value	0.45	0.43	0.41	0.40	0.39	0.38
MidCap Blend	0.65	0.63	0.61	0.60	0.59	0.58
MidCap Value I	1.00	0.98	0.96	0.95	0.94	0.93
Real Estate Securities	0.85	0.83	0.81	0.80	0.79	0.78

On or about September 12, 2011, on page 89, delete the management fee schedule for the Tax-Exempt Bond Fund and substitute:

	First $500	Next $500	Next $500	Over $1.5
Fund	Million	Million	Million	Billion
Tax-Exempt Bond	0.45%	0.43%	0.41%	0.40%

On or about September 12, 2011, on page 89, delete the management fee schedule for the California Municipal Fund and substitute:

	First $1	Over $1
Fund	billion	billion
California Municipal	0.45%	0.40%

On or about September 12, 2011, in the section for Principal Global Investors, LLC on page 96, add the following sub-advisory fee schedules to Table C:

Fund	Sub-Advisor Fee as a % of Net Assets
California Municipal Bond	0.1000%
Tax-Exempt Bond	0.1000%

Effective September 30, 2011, in the section for Principal Real Estate Investors, LLC on page 96, add the following sub-advisory fee schedule to the table:

	Net Asset Value of Fund
	First	Over
Fund	$200 million	$200 million
Global Diversified Income (CMBS)	0.30%	0.25%

On or about September 12, 2011, on page 97, delete the sub-advisory fee schedule for the California Municipal Fund.

On or about October 7, 2011, on page 97, add the following sub-advisory fee schedules:

	Net Asset Value of Fund
	First	Over
Fund	$200 million	$200 million
Global Diversified Income (global infrastructure)	0.40%	0.30%
(Reaves Asset Management)

	Net Asset Value of Fund
	First	Over
Fund	$600 million	$600 million
Global Diversified Income (call option overwriting)	0.14%	0.10%
(Guggenheim Partners)

On or about September 12, 2011, on page 100, delete the sub-advisory fee schedule for the Tax-Exempt Bond Fund.

MULTIPLE CLASS STRUCTURE

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, Class P, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares) Effective November 1, 2011, on page 107, delete the second and third sentences of this section and substitute: For share classes other than Class J, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount equal to the costs incurred by PSS for providing such services. For Class J shares, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount that includes profit.

PURCHASE AND REDEMPTION OF FUND SHARES

Exchange of Fund Shares

Delete the paragraph under this heading and substitute:

If you hold Fund shares other than Class P shares but become eligible to invest in Class P shares, you may exchange your Fund shares for Class P shares of the same Fund, if the Fund offers Class P shares in your state and subject to the following conditions:

  Your financial intermediary must notify Principal Funds of your intent to exchange into Class P shares prior to attempting the exchange;
  While no initial sales charge (load) will apply to such an exchange, other sales charges (such as a contingent deferred sales charge) that would otherwise apply will apply to such an exchange;

You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions.

While such an exchange may not be considered a taxable event for income tax purposes, you should consult with your tax adviser regarding possible federal, state, local and foreign tax consequences.

If after purchasing Class P shares you become ineligible to invest in Class P shares, you may be permitted to exchange from Class P shares into other share classes issued by the same Fund if your financial intermediary determines you qualify for such an exchange.

Your ability to exchange between shares classes of the same Fund may be limited by the operational limitations of your financial intermediary. Please consult your financial professional for more information.

PORTFOLIO MANAGER DISCLOSURE
On or about October 7, 2011, add the following:

Sub-Advisor: Guggenheim Partners Asset Management, LLC
	Other Accounts Managed (information as of June 30, 2011)
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Jayson Flowers: Global Diversified
Income Fund
Registered investment companies	2	$275,439,379	0	0
Other pooled investment vehicles	2	$62,396,200	1	$9,675,169
Other accounts	1	$3,813,459	0	0

Jamal Pesaran: Global Diversified
Income Fund
Registered investment companies	2	$275,439,379	0	0
Other pooled investment vehicles	2	$62,396,200	1	$9,675,169
Other accounts	1	$3,813,459	0	0

B. Scott Minerd: Global Diversified
Income Fund
Registered investment companies	6	$835,180,830	0	$0
Other pooled investment vehicles	4	$2,073,490,735	3	$2,020,769,704
Other accounts	43	$50,811,138,736	1	$292,986,552

Farhan Sharaff: Global Diversified
Income Fund
Registered investment companies	2	$275,439,379	0	0
Other pooled investment vehicles	3	$72,878,839	2	$20,157,808
Other accounts	3	$286,989,670	0	0

Compensation

Guggenheim Partners compensates Messrs. Minerd, Sharaff, Flowers and Pesaran for their management of the registrant’s portfolio. Compensation is evaluated based on their contribution to investment performance relative to pertinent benchmarks and qualitatively based on factors such as teamwork and client service efforts. Guggenheim Partners’ staff incentives may include: a competitive base salary, bonus determined by individual and firm wide performance, equity participation and participation opportunities in various Guggenheim Partners investments. All Guggenheim Partners employees are also eligible to participate in a 401(k) plan to which Guggenheim Partners may make a discretionary match after the completion of each plan year.

Ownership of Securities (information as of June 30, 2011)
Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Jayson Flowers	Global Diversified Income	None
Jamal Pesaran	Global Diversified Income	None
B. Scott Minerd	Global Diversified Income	None
Farhan Sharaff	Global Diversified Income	None

On or about September 12, 2011, on pages 169-171, delete the information related to Invesco Advisers, Inc.

In the section for Principal Global Investors, LLC (Equity Portfolio Managers), make the following changes.

Add the following to page 179:
Other Accounts Managed (information as of June 30, 2011)
Total Assets
of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Joel Fortney: MidCap Value Fund III
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$292.2 million	0	$0
Other accounts	0	$0	0	$0

Add the following to page 181:

Ownership of Securities (information as of June 30, 2011)

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager		Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)		Manager
Joel Fortney	MidCap Value Fund III		None

On or about September 12, 2011, in the section for Principal Global Investors, LLC (Fixed Income Portfolio Managers), make the following changes.

Add the following to page 182:

	Other Accounts Managed (information as of June 30, 2011)
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Doug Gaylor –California Municipal
and Tax-Exempt Bond Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$29.2 million	0	$0
Russ Rowley – Global Diversified
Income Fund
Registered investment companies	3	$51.8 million	0	0
Other pooled investment vehicles	7	$133.7 million	0	0
Other accounts	12	$121.5 million	2	$49.4 million

Add the following to page 183:

Ownership of Securities (information as of June 30, 2011)

			Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager		Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)		Manager
Doug Gaylor	California Municipal Fund		None
Doug Gaylor	Tax-Exempt Bond Fund I		None
Russ Rowley	Global Diversified Income Fund		None

On or about October 7, 2011, add the following:

Sub-Advisor:	W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management)

	Other Accounts Managed (information as of July 31, 2011)
				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Ronald J. Sorenson: Global Diversified
Income
Registered investment companies	2	$827,628,938	0	$0
Other pooled investment vehicles	0	0	0	0
Other accounts	1180	1,179,920,716	0	0

John P. Bartlett: Global Diversified
Income
Registered investment companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	0	0	0	0

Compensation

Compensation is designed to be competitive and attractive, and consists of a base salary and a bonus. Individual compensation is designed to reward the overall contribution of portfolio managers and analysts to the performance of the Firm. To date, the Firm has not linked incentive compensation to the performance of any particular portfolio. Because most of its portfolios include varying combinations of securities (based on unique portfolio objectives and constraints), and because they want to support and reward collective success (as identified by individual contributions), they find this to be a preferable method to pure performance-based compensation.

Compensation levels are set by the Chief Executive Officer following a review of overall performance. From time to time the Firm has engaged industry consultants to ensure that compensation remains competitive and to identify and plan for new and emerging compensation trends.

Equity holders within the organization receive only a modest return on their capital investment, usually a mid-single digit percentage of their share of the Firm’s book value. The firm believes this practice is consistent with industry standards and that it allows them to maximize the incentive compensation pool. They believe this pool is critical in their ability to continue to attract and retain professionals of the highest quality while simultaneously growing the intrinsic value of the Firm.

Ownership of Securities (information as of July 31, 2011)

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Ronald J. Sorenson	Global Diversified Income	None
John P. Bartlett	Global Diversified Income	None

APPENDIX B

Proxy Voting Policies

On or about October 7, 2011, add the proxy voting policies for W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management) and Guggenheim Partners Asset Management, LLC.

On or about September 12, 2011, delete the Proxy Voting Policy for Invesco Advisers, Inc.